UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ]  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period
_____________ to _____________

Date of Report (Date of earliest event reported)  ______________________

Commission File Number of securitizer: ______________________

 Central Index Key Number of securitizer: ______________________

___________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Tricon American Homes 2017-SFR1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001713378

TAH 2017-1 Depositor LLC

Central Index Key Number of issuing entity (if applicable):  Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

David Veneziano, Telephone: (416) 925-7228

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by
the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached hereto as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1  Green River Capital, LLC Certification of Services Performed
99.2  OS National, LLC HOA Discrepancy Review
99.3  SingleSource Property Solutions, LLC Report of Valuation Review
99.4  Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 26, 2017

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TAH 2017-1 Depositor LLC (Depositor)

By:	/s/ Wissam Francis
	Name:	Wissam Francis
	Title:	Chief Financial Officer

Date:  July 31, 2017